Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Growth Portfolio

September 30, 2020

VIPGRWT-QTLY-1120
1.808779.116

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 16.3%
Diversified Telecommunication Services - 0.7%
Bandwidth, Inc. (a)	102,400	$17,875,968
Cellnex Telecom SA (b)	557,000	33,958,842
		51,834,810
Entertainment - 2.2%
Activision Blizzard, Inc.	902,900	73,089,755
CD Projekt RED SA (a)	377,500	40,861,489
Electronic Arts, Inc. (a)	308,121	40,182,060
		154,133,304
Interactive Media & Services - 13.4%
Alphabet, Inc. Class A (a)	268,398	393,364,109
Facebook, Inc. Class A (a)	1,388,109	363,545,747
Match Group, Inc. (a)	115,917	12,826,216
Tencent Holdings Ltd.	2,345,200	158,402,758
Wise Talent Information Technology Co. Ltd. (a)	3,280,200	8,207,655
Zoominfo Technologies, Inc.	443,000	19,044,570
		955,391,055

TOTAL COMMUNICATION SERVICES		1,161,359,169

CONSUMER DISCRETIONARY - 13.6%
Automobiles - 0.6%
Ferrari NV	232,500	42,800,925
XPeng, Inc. ADR (a)	77,000	1,545,390
		44,346,315
Diversified Consumer Services - 0.6%
Laureate Education, Inc. Class A (a)	3,134,900	41,631,472
Hotels, Restaurants & Leisure - 0.2%
Dalata Hotel Group PLC	810,800	2,352,791
Hilton Worldwide Holdings, Inc.	135,200	11,535,264
		13,888,055
Household Durables - 1.8%
Blu Investments LLC (c)(d)	14,533,890	4,506
D.R. Horton, Inc.	948,100	71,704,803
NVR, Inc. (a)	8,510	34,747,351
Toll Brothers, Inc. (e)	541,700	26,359,122
		132,815,782
Internet & Direct Marketing Retail - 9.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	664,800	195,437,904
Amazon.com, Inc. (a)	137,200	432,005,756
Delivery Hero AG (a)(b)	77,400	8,904,157
Pinduoduo, Inc. ADR (a)	165,800	12,294,070
The RealReal, Inc. (a)	637,700	9,227,519
		657,869,406
Textiles, Apparel & Luxury Goods - 1.2%
Aritzia LP (a)	161,600	2,115,345
LVMH Moet Hennessy Louis Vuitton SE	131,715	61,629,545
Prada SpA (a)	5,139,800	20,222,934
		83,967,824

TOTAL CONSUMER DISCRETIONARY		974,518,854

CONSUMER STAPLES - 4.2%
Beverages - 1.8%
Fever-Tree Drinks PLC	1,057	31,588
Kweichow Moutai Co. Ltd. (A Shares)	239,970	59,191,794
Monster Beverage Corp. (a)	814,800	65,346,960
		124,570,342
Food & Staples Retailing - 0.2%
Performance Food Group Co. (a)	403,100	13,955,322
Food Products - 0.2%
The Simply Good Foods Co. (a)	439,700	9,695,385
Household Products - 1.2%
Energizer Holdings, Inc.	947,000	37,065,580
Reckitt Benckiser Group PLC	521,110	50,811,004
		87,876,584
Personal Products - 0.7%
Herbalife Nutrition Ltd. (a)	1,106,336	51,610,574
Tobacco - 0.1%
Swedish Match Co. AB	116,552	9,536,706

TOTAL CONSUMER STAPLES		297,244,913

ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Reliance Industries Ltd.	235,605	4,334,736
Reliance Industries Ltd.	3,404,188	103,536,612
		107,871,348
FINANCIALS - 1.4%
Banks - 0.4%
HDFC Bank Ltd.	234,578	3,453,391
HDFC Bank Ltd. sponsored ADR (a)	443,800	22,172,248
Metro Bank PLC (a)(e)	85,000	67,234
		25,692,873
Capital Markets - 0.9%
CME Group, Inc.	311,097	52,049,639
JMP Group, Inc.	240,100	607,453
MSCI, Inc.	10,200	3,639,156
Tradeweb Markets, Inc. Class A	75,300	4,367,400
XP, Inc. Class A (a)	56,000	2,334,640
		62,998,288
Consumer Finance - 0.1%
Capital One Financial Corp.	143,600	10,319,096
Insurance - 0.0%
Arthur J. Gallagher & Co.	33,400	3,526,372

TOTAL FINANCIALS		102,536,629

HEALTH CARE - 17.0%
Biotechnology - 4.8%
ACADIA Pharmaceuticals, Inc. (a)	304,300	12,552,375
Affimed NV (a)	615,487	2,086,501
Alnylam Pharmaceuticals, Inc. (a)	20,330	2,960,048
Applied Therapeutics, Inc. (a)	411,700	8,546,892
Atara Biotherapeutics, Inc. (a)	424,000	5,495,040
BioNTech SE ADR (a)(e)	272,430	18,860,329
CRISPR Therapeutics AG (a)(e)	99,700	8,338,908
Cytokinetics, Inc. (a)	354,120	7,666,698
Galapagos Genomics NV sponsored ADR (a)	100,600	14,276,146
Gamida Cell Ltd. (a)	1,358,900	5,639,435
Global Blood Therapeutics, Inc. (a)	40,500	2,233,170
Innovent Biologics, Inc. (a)(b)	1,111,000	8,284,944
Insmed, Inc. (a)	1,334,983	42,906,354
Neurocrine Biosciences, Inc. (a)	443,100	42,608,496
Prelude Therapeutics, Inc.	30,200	909,926
Regeneron Pharmaceuticals, Inc. (a)	176,500	98,801,170
Rubius Therapeutics, Inc. (a)	55,300	277,053
Sarepta Therapeutics, Inc. (a)	22,800	3,201,804
Seres Therapeutics, Inc. (a)	139,600	3,952,076
Vertex Pharmaceuticals, Inc. (a)	199,998	54,423,456
Viela Bio, Inc.	55,800	1,566,864
		345,587,685
Health Care Equipment & Supplies - 4.0%
Axonics Modulation Technologies, Inc. (a)	244,600	12,484,384
Danaher Corp.	345,326	74,359,048
Haemonetics Corp. (a)	345,700	30,162,325
Hologic, Inc. (a)	1,005,200	66,815,644
Intuitive Surgical, Inc. (a)	101,200	71,805,448
Nevro Corp. (a)	89,700	12,495,210
Outset Medical, Inc.	48,900	2,445,000
Penumbra, Inc. (a)	61,200	11,896,056
		282,463,115
Health Care Providers & Services - 1.9%
Guardant Health, Inc. (a)(e)	36,300	4,057,614
UnitedHealth Group, Inc.	421,100	131,286,347
		135,343,961
Health Care Technology - 1.2%
Inspire Medical Systems, Inc. (a)	230,681	29,769,383
Schrodinger, Inc.	104,900	4,983,799
Simulations Plus, Inc.	72,200	5,440,992
Veeva Systems, Inc. Class A (a)	165,700	46,593,183
		86,787,357
Life Sciences Tools & Services - 2.6%
10X Genomics, Inc. (a)	109,614	13,666,674
Berkeley Lights, Inc. (a)	281,400	21,487,704
Bio-Rad Laboratories, Inc. Class A (a)	16,300	8,401,998
Bio-Techne Corp.	14,400	3,567,312
Bruker Corp.	564,300	22,430,925
Charles River Laboratories International, Inc. (a)	88,700	20,086,115
Codexis, Inc. (a)	617,100	7,244,754
Fluidigm Corp. (a)(e)	1,038,500	7,716,055
Nanostring Technologies, Inc. (a)	300,900	13,450,230
Thermo Fisher Scientific, Inc.	156,500	69,097,880
		187,149,647
Pharmaceuticals - 2.5%
AstraZeneca PLC sponsored ADR	1,235,300	67,694,440
Eli Lilly & Co.	708,400	104,857,368
Reata Pharmaceuticals, Inc. (a)	39,100	3,809,122
		176,360,930

TOTAL HEALTH CARE		1,213,692,695

INDUSTRIALS - 6.6%
Aerospace & Defense - 0.3%
TransDigm Group, Inc.	43,396	20,618,308
Airlines - 0.4%
Ryanair Holdings PLC sponsored ADR (a)	370,600	30,300,256
Building Products - 0.4%
Builders FirstSource, Inc. (a)	224,200	7,313,404
Fortune Brands Home & Security, Inc.	271,500	23,490,180
		30,803,584
Commercial Services & Supplies - 0.4%
Cintas Corp.	84,400	28,090,852
Electrical Equipment - 0.7%
Generac Holdings, Inc. (a)	264,700	51,256,508
Industrial Conglomerates - 1.0%
General Electric Co.	7,243,100	45,124,513
Roper Technologies, Inc.	72,417	28,612,681
		73,737,194
Machinery - 0.6%
Ingersoll Rand, Inc. (a)	1,263,100	44,966,360
Professional Services - 1.3%
Dun & Bradstreet Holdings, Inc. (a)(e)	233,800	5,999,308
Equifax, Inc.	424,500	66,604,050
Upwork, Inc. (a)	1,034,774	18,046,459
		90,649,817
Road & Rail - 1.3%
Rumo SA (a)	3,610,000	12,252,106
Uber Technologies, Inc. (a)	2,109,740	76,963,315
		89,215,421
Trading Companies & Distributors - 0.2%
BMC Stock Holdings, Inc. (a)	172,700	7,396,741
Fastenal Co.	75,900	3,422,331
		10,819,072

TOTAL INDUSTRIALS		470,457,372

INFORMATION TECHNOLOGY - 37.7%
Electronic Equipment & Components - 0.3%
II-VI, Inc. (a)	387,100	15,700,776
Novanta, Inc. (a)	13,200	1,390,488
		17,091,264
IT Services - 5.1%
Adyen BV (a)(b)	10,600	19,551,533
Black Knight, Inc. (a)	522,134	45,451,765
CACI International, Inc. Class A (a)	34,500	7,354,020
Edenred SA	2,675	120,434
MasterCard, Inc. Class A	131,300	44,401,721
MongoDB, Inc. Class A (a)(e)	205,100	47,482,701
Okta, Inc. (a)	87,500	18,711,875
Shopify, Inc. Class A (a)	47,800	48,881,966
Snowflake Computing, Inc.	20,500	5,145,500
Square, Inc. (a)	374,300	60,842,465
Visa, Inc. Class A (e)	341,972	68,384,141
		366,328,121
Semiconductors & Semiconductor Equipment - 10.6%
ASML Holding NV	147,700	54,541,179
Enphase Energy, Inc. (a)(e)	220,900	18,244,131
Lam Research Corp.	21,900	7,265,325
MediaTek, Inc.	153,000	3,210,419
Monolithic Power Systems, Inc.	18,100	5,060,941
NVIDIA Corp.	562,300	304,328,006
NXP Semiconductors NV	537,600	67,097,856
Qualcomm, Inc.	1,987,000	233,830,160
Semiconductor Manufacturing International Corp. (a)	1,007,000	2,357,535
SiTime Corp.	96,300	8,092,089
SolarEdge Technologies, Inc. (a)	62,200	14,825,370
Universal Display Corp.	226,700	40,973,758
		759,826,769
Software - 15.8%
Adobe, Inc. (a)	510,500	250,364,515
Agora, Inc. ADR (a)(e)	9,400	404,012
Cloudflare, Inc. (a)	131,700	5,407,602
Datadog, Inc. Class A (a)	13,700	1,399,592
Duck Creek Technologies, Inc. (a)	7,500	340,725
Elastic NV (a)	5,300	571,817
FireEye, Inc. (a)	1,369,300	16,904,009
JFrog Ltd.	9,400	795,710
Manhattan Associates, Inc. (a)	275,600	26,317,044
Microsoft Corp.	3,133,700	659,111,115
NICE Systems Ltd. sponsored ADR (a)	92,200	20,932,166
Salesforce.com, Inc. (a)	586,962	147,515,290
		1,130,063,597
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	3,115,800	360,840,798
Samsung Electronics Co. Ltd.	1,161,600	57,973,914
		418,814,712

TOTAL INFORMATION TECHNOLOGY		2,692,124,463

MATERIALS - 1.1%
Chemicals - 0.8%
Albemarle Corp. U.S. (e)	151,500	13,525,920
Sherwin-Williams Co.	64,600	45,009,404
		58,535,324
Construction Materials - 0.3%
Eagle Materials, Inc.	209,800	18,109,936

TOTAL MATERIALS		76,645,260

REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
KE Holdings, Inc. ADR (a)	149,500	9,164,350
TOTAL COMMON STOCKS
(Cost $3,893,070,255)		7,105,615,053

Convertible Preferred Stocks - 0.2%
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Nuvation Bio, Inc. Series A (a)(c)(d)(f)	1,667,500	1,567,450
Health Care Technology - 0.1%
Vor Biopharma, Inc. (c)(d)	6,187,935	3,217,726

TOTAL HEALTH CARE		4,785,176

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(c)(d)	181,657	5,690
MATERIALS - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings, Inc.:
Series C2 (c)(d)	137,249	3,774,348
Series C3 (c)(d)	171,560	4,717,900
		8,492,248
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $13,082,027)		13,283,114

Money Market Funds - 1.7%
Fidelity Cash Central Fund 0.10% (g)	14,619,052	14,621,976
Fidelity Securities Lending Cash Central Fund 0.10% (g)(h)	108,210,509	108,221,330
TOTAL MONEY MARKET FUNDS
(Cost $122,843,306)		122,843,306
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $4,028,995,588)		7,241,741,473
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(97,926,369)
NET ASSETS - 100%		$7,143,815,104

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $70,699,476 or 1.0% of net assets.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,287,619 or 0.2% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
AppNexus, Inc. Series E (Escrow)	8/1/14	$0
Blu Investments LLC	5/21/20	$25,138
Illuminated Holdings, Inc. Series C2	7/7/20	$3,431,225
Illuminated Holdings, Inc. Series C3	7/7/20	$5,146,800
Nuvation Bio, Inc. Series A	6/17/19	$1,286,276
Vor Biopharma, Inc.	6/30/20	$3,217,726

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$79,928
Fidelity Securities Lending Cash Central Fund	1,137,037
Total	$1,216,965

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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